Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted shares
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	750,000	0
Granted (shares)	751,000	753,000
Forfeited (shares)	(24,000)	(3,000)
Vested (shares)	(255,000)	0
Balance at end of period (shares)	1,222,000	750,000	0
Restricted Stock Units
Movement of Share-Based Payment Arrangement [Roll Forward]
Balance at beginning of period (shares)	508,000	976,000	969,000
Granted (shares)	0	20,000	530,000
Forfeited (shares)	(10,000)	(12,000)	(25,000)
Vested (shares)	(324,000)	(476,000)	(498,000)
Balance at end of period (shares)	174,000	508,000	976,000